Financial assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets [abstract]
Summary of financial assets

	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$
Current
Restricted cash(1)	97,017	106,869	8,540
Derivative instruments(2)	6,497	1,123	1,028
Total current	103,514	107,992	9,568
Non-current
Restricted cash(1)	36,372	—	—
Derivative instruments(2)	—	—	2,075
Total non-current	36,372	—	2,075
(1)Restricted cash as at December 31, 2020 includes amounts held in escrow for a shuttle tanker newbuilding yard installment payment, a deposit related to the sale of a vessel, funds for loan facility repayments, withholding taxes and office lease prepayments (December 31, 2019 - amounts held in escrow for a shuttle tanker newbuilding yard installment payment, a guarantee for certain operating expenses, funds for scheduled loan facility repayments, withholding taxes and office lease prepayments. January 1, 2019 - amounts held in escrow as collateral on the Partnership's cross currency swaps, funds for a scheduled loan facility repayment, withholding taxes and office lease prepayments).
(2)See Note 19 for additional information
The aggregate amount of the Partnership's derivative financial instrument positions is as follows:

	December 31, 2020		December 31, 2019		January 1, 2019
	Financial Asset	Financial Liability	Financial Asset	Financial Liability	Financial Asset	Financial Liability
	$	$	$	$	$	$
Interest rate swaps	—	203,597	—	161,630	3,103	108,552
Foreign currency forward contracts	6,497	—	1,123	548	—	4,650
Cross currency swaps	—	—	—	—	—	4,442
Warrants	—	—	—	—	—	50,513
Total	6,497	203,597	1,123	162,178	3,103	168,157
Total current	6,497	189,647	1,123	18,956	1,028	23,290
Total non-current	—	13,950	—	143,222	2,075	144,867
Interest Rate Risk